Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.1%			Shares	Value
Aerospace & Defense - 2.1%
Babcock International Group PLC			1,520	$27,345
Electro Optic Systems Holdings Ltd. (a)			9,700	65,863
QinetiQ Group PLC			1,770	13,155
				106,363

Air Freight & Logistics - 0.5%
Cargojet, Inc.			130	8,594
Sankyu, Inc.			300	16,407
				25,001

Automobile Components - 2.3%
Exco Technologies Ltd.			1,770	8,521
Gestamp Automocion SA (b)			3,310	12,872
Linamar Corp.			210	11,263
Nifco, Inc.			900	27,144
Opmobility			940	15,164
Shoei Co. Ltd.			2,000	23,760
Toyota Boshoku Corp.			1,100	18,206
				116,930

Automobiles - 0.3%
Trigano SA			100	17,507

Banks - 9.6%
Aozora Bank Ltd.			1,700	26,577
Awa Bank Ltd.			1,200	30,035
Banca Sistema SpA (a)(b)			6,077	11,107
Banco di Desio e della Brianza SpA			1,620	14,656
Bank of East Asia Ltd.			14,578	22,703
Basellandschaftliche Kantonalbank			9	10,501
Dah Sing Financial Holdings Ltd.			6,000	26,160
First Bank of Toyama Ltd.			3,300	34,235
Hachijuni Bank Ltd.			1,700	17,727
Hyakugo Bank Ltd.			2,800	17,227
Hyakujushi Bank Ltd.			900	31,240
Iyogin Holdings, Inc.			2,300	34,734
Norion Bank AB (a)			2,581	18,552
ProCredit Holding AG			700	7,545
Seven Bank Ltd.			7,700	15,193
Sparebank 1 Oestlandet			500	9,440
SpareBank 1 SMN			700	13,597
Sparebanken Norge			1,634	28,756
Suruga Bank Ltd.			1,600	16,628
Sydbank AS			200	16,078
TF Bank AB			600	11,552
TOMONY Holdings, Inc.			5,900	26,753
Unicaja Banco SA (b)			10,470	28,811
VersaBank			800	9,772
				479,579

Beverages - 0.6%
AG Barr PLC			1,220	10,985
C&C Group PLC			9,800	18,188
				29,173

Biotechnology - 0.7%
Basilea Pharmaceutica Ag Allschwil (a)			250	14,949
Pharma Foods International Co. Ltd.			3,700	20,831
				35,780

Building Products - 0.7%
Forbo Holding AG			15	13,744
Sanko Metal Industrial Co. Ltd.			1,000	10,178
Schweiter Technologies AG			28	10,208
				34,130

Capital Markets - 2.5%
AGF Management Ltd. - Class B			1,100	11,485
Azimut Holding SpA			323	12,514
CMC Markets PLC (b)			2,600	8,393
Impax Asset Management Group PLC			4,000	10,315
Jupiter Fund Management PLC			8,740	16,948
Leonteq AG			500	11,045
Linc AB (a)			1,200	9,048
Liontrust Asset Management PLC			1,800	8,333
Man Group PLC			5,750	13,814
Plus500 Ltd.			550	23,837
				125,732

Chemicals - 3.4%
Dai Nippon Toryo Co. Ltd.			1,200	10,442
Fuso Chemical Co. Ltd.			1,000	33,082
Hodogaya Chemical Co. Ltd.			2,200	26,629
JCU Corp.			1,000	30,805
MEC Co. Ltd.			1,300	33,663
Soken Chemical & Engineering Co. Ltd.			1,300	18,097
Tokuyama Corp.			800	19,850
				172,568

Commercial Services & Supplies - 1.4%
DO & CO AG			64	16,711
ISS AS			530	16,794
Mitsubishi Pencil Co. Ltd.			800	11,714
Okamura Corp.			1,100	17,454
Prestige International, Inc.			2,000	8,918
				71,591

Communications Equipment - 0.2%
Evertz Technologies Ltd.			1,000	8,623

Construction & Engineering - 2.1%
Costain Group PLC			8,550	15,494
Fukuda Corp.			200	9,527
Hazama Ando Corp.			1,600	18,103
JGC Holdings Corp.			1,700	17,355
Mitsubishi Kakoki Kaisha Ltd.			700	12,678
Miyaji Engineering Group, Inc.			1,100	15,027
NRW Holdings Ltd.			4,800	14,691
				102,875

Construction Materials - 0.4%
Cementir Holding NV			800	13,365
Forterra PLC (b)			3,521	8,865
				22,230

Consumer Finance - 0.8%
Credit Corp. Group Ltd.			1,500	15,156
Hoist Finance AB (b)			1,000	10,609
International Personal Finance PLC			4,500	13,045
				38,810

Consumer Staples Distribution & Retail - 0.8%
Life Corp.			900	15,355
MARR SpA			2,220	24,042
				39,397

Containers & Packaging - 1.2%
Fuji Seal International, Inc.			900	17,293
Mayr Melnhof Karton AG			140	13,046
Orora Ltd.			13,900	19,120
Vetropack Holding AG			351	10,439
				59,898

Distributors - 0.7%
Inchcape PLC			2,400	22,361
MEKO AB			1,680	14,483
				36,844

Electric Utilities - 0.4%
Elmera Group ASA (b)			6,580	22,451

Electrical Equipment - 0.4%
Mersen SA			600	17,782

Electronic Equipment, Instruments & Components - 3.2%
Daitron Co. Ltd.			600	17,791
Enplas Corp.			500	18,878
ESPEC Corp.			800	18,583
Esprinet SpA			2,240	15,508
Horiba Ltd.			200	16,904
Optex Group Co. Ltd.			1,300	18,500
Renishaw PLC			200	9,644
Sesa SpA			280	28,533
Sun-Wa Technos Corp.			1,000	17,954
				162,295

Energy Equipment & Services - 2.6%
Aker Solutions ASA			4,250	12,770
CES Energy Solutions Corp.			3,030	20,444
Enerflex Ltd.			1,190	12,834
Mattr Corp. (a)			1,700	13,095
Pason Systems, Inc.			1,600	13,888
SBM Offshore NV			460	11,772
SBO AG			330	10,366
Subsea 7 SA			800	16,600
Technip Energies NV			340	16,046
				127,815

Financial Services - 4.3%
Australian Finance Group Ltd.			9,000	15,471
Banca IFIS SpA			880	23,358
BFF Bank SpA (a)(b)			2,300	29,549
Financial Partners Group Co. Ltd.			1,400	22,471
GRENKE AG			1,440	28,167
Kinnevik AB (a)			2,750	24,490
OFX Group Ltd. (a)			17,500	9,905
OSB Group PLC			3,620	27,687
PayPoint PLC			1,430	14,500
Peugeot Invest SA			100	8,798
Worldline SA (a)(b)			3,750	12,199
				216,595

Food Products - 2.7%
Austevoll Seafood ASA			1,490	14,215
Ebro Foods SA			800	17,233
Elders Ltd.			2,800	13,804
Lassonde Industries, Inc. - Class A (Acquired 7/12/2022 - 5/13/2025, Cost $10,915) (c)			90	13,703
NewPrinces SpA (a)			700	18,938
Origin Enterprises PLC			2,856	13,100
Premier Foods PLC			5,890	15,190
Riken Vitamin Co. Ltd.			1,400	27,544
				133,727

Gas Utilities - 0.5%
Italgas SpA			2,750	25,333

Ground Transportation - 1.2%
Jungfraubahn Holding AG			70	19,418
Lindsay Australia Ltd.			19,517	8,463
Maruzen Showa Unyu Co. Ltd.			300	14,082
Sakai Moving Service Co. Ltd.			900	18,218
				60,181

Health Care Equipment & Supplies - 3.0%
Advanced Medical Solutions Group PLC			5,100	15,406
El.En. SpA			1,280	17,115
Elekta AB - Class B			2,500	12,663
Japan Lifeline Co. Ltd.			1,400	14,286
Nakanishi, Inc.			1,700	23,558
Paramount Bed Holdings Co. Ltd.			1,400	34,309
Rion Co. Ltd.			1,300	23,423
Riverstone Holdings Ltd.			15,000	8,312
				149,072

Health Care Providers & Services - 1.8%
Charm Care Corp. KK			2,600	19,813
Medical Facilities Corp.			2,000	20,320
Oriola Oyj - Class B			9,200	12,457
Ship Healthcare Holdings, Inc.			1,600	24,738
Toho Holdings Co. Ltd.			400	14,760
				92,088

Health Care Technology - 0.7%
GENOVA, Inc.			3,200	14,338
Software Service, Inc.			200	20,076
				34,414

Hotels, Restaurants & Leisure - 1.6%
Airtrip Corp.			3,400	22,500
Brightstar Lottery PLC			500	8,625
Fast Fitness Japan, Inc.			1,500	17,816
Flight Centre Travel Group Ltd.			1,000	7,643
Jumbo Interactive Ltd.			3,400	24,114
				80,698

Household Durables - 0.9%
Berkeley Group Holdings PLC			160	8,270
Kaufman & Broad SA			630	22,055
MJ Gleeson PLC			1,620	8,358
Persimmon PLC			500	7,811
				46,494

Insurance - 6.5%
Brookfield Wealth Solutions Ltd.			370	25,366
Coface SA			1,180	22,064
FBD Holdings PLC			667	11,003
Generation Development Group Ltd.			6,000	27,648
Grupo Catalana Occidente SA			410	23,542
Hiscox Ltd.			1,510	27,871
Just Group PLC			11,300	32,234
Lancashire Holdings Ltd.			2,900	26,361
Phoenix Financial Ltd.			620	23,215
Sabre Insurance Group PLC (b)			12,500	24,479
SCOR SE			730	25,817
Steadfast Group Ltd.			6,200	24,298
Vienna Insurance Group AG Wiener Versicherung Gruppe			460	25,350
Wuestenrot & Wuerttembergische AG			500	7,936
				327,184

IT Services - 2.8%
Argo Graphics, Inc.			1,600	13,381
Aubay			170	9,580
Computacenter PLC			350	12,680
Digital Hearts Holdings Co. Ltd.			1,700	11,173
GFT Technologies SE			510	10,929
Indra Sistemas SA			430	19,254
Itfor, Inc.			1,500	15,259
Mitsubishi Research Institute, Inc.			700	24,500
Pole To Win Holdings, Inc.			3,600	8,560
Wavestone			230	13,053
				138,369

Leisure Products - 1.3%
Furyu Corp.			3,500	26,126
Italian Sea Group SPA			3,200	19,178
Kawai Musical Instruments Manufacturing Co. Ltd.			700	12,202
Spin Master Corp. (b)			450	6,211
				63,717

Machinery - 7.8%
Aalberts NV			400	13,188
Airman Corp.			800	10,594
Bucher Industries AG			23	10,968
Danieli & C Officine Meccaniche SpA			250	9,045
Duerr AG			960	22,610
Iveco Group NV			540	11,701
Komax Holding AG (a)			110	9,645
Luxfer Holdings PLC			1,800	25,020
METAWATER Co. Ltd.			900	18,466
Morgan Advanced Materials PLC			4,800	14,211
NGK Insulators Ltd.			1,100	18,387
Norma Group SE			710	11,949
Obara Group, Inc.			900	26,002
Okamoto Machine Tool Works Ltd.			500	16,076
OKUMA Corp.			900	20,519
Pegasus Co. Ltd.			3,200	14,782
Rieter Holding AG			90	740
SFS Group AG			95	12,828
Stabilus SE			370	10,754
Stadler Rail AG			470	11,524
Takuma Co. Ltd.			1,000	15,181
Tocalo Co. Ltd.			2,000	29,375
Tsugami Corp.			1,100	17,685
VBG Group AB - Class B			500	16,739
Vesuvius PLC			4,490	22,584
				390,573

Marine Transportation - 0.2%
Wallenius Wilhelmsen ASA			1,200	10,681

Media - 2.0%
4imprint Group PLC			200	8,710
Atresmedia Corp. de Medios de Comunicacion SA			3,400	22,391
Havas NV			8,300	15,301
IPSOS SA			200	8,936
ReWorld Media SA			4,800	10,449
RTL Group SA			230	9,447
Team Internet Group PLC			9,700	8,088
Vector, Inc.			2,200	16,593
				99,915

Metals & Mining - 0.8%
Alleima AB			1,700	12,916
Perenti Ltd.			14,700	27,327
				40,243

Multi-Utilities - 1.0%
ACEA SpA			980	23,633
Iren SpA			8,200	25,406
				49,039

Oil, Gas & Consumable Fuels - 3.2%
Ampol Ltd.			700	13,836
Baytex Energy Corp.			7,470	17,498
Birchcliff Energy Ltd.			2,400	9,881
Cardinal Energy Ltd. (Acquired 5/4/2021, Cost $6,301) (c)			2,540	14,144
EnQuest PLC			70,500	11,122
Harbour Energy PLC			5,440	15,243
Kosmos Energy Ltd. (a)			5,830	9,678
NuVista Energy Ltd. (Acquired 5/26/2023, Cost $9,213) (a)(c)			1,110	12,825
Pantheon Resources PLC (a)			27,218	9,001
Parkland Corp. (Acquired 11/21/2024, Cost $9,731) (a)(c)			400	11,066
Tamarack Valley Energy Ltd.			3,730	16,215
Tullow Oil PLC (a)			30,859	4,324
Vermilion Energy, Inc.			2,150	16,793
				161,626

Paper & Forest Products - 0.3%
Arctic Paper SA (a)			2,200	5,052
Western Forest Products, Inc. (a)			983	8,540
				13,592

Passenger Airlines - 0.7%
Air Canada (a)			1,640	20,693
easyJet PLC			2,100	13,130
				33,823

Personal Care Products - 0.2%
Shinnihonseiyaku Co. Ltd.			500	7,737

Pharmaceuticals - 0.6%
COSMO Pharmaceuticals NV			200	16,341
Dermapharm Holding SE			300	11,466
				27,807

Professional Services - 4.2%
AFRY AB			780	13,448
Altech Corp.			500	9,438
Bewith, Inc.			1,100	11,198
Career Design Center Co. Ltd.			700	10,474
Creek & River Co. Ltd.			1,200	12,201
EJ Holdings, Inc.			800	9,615
Gakujo Co. Ltd.			1,400	16,340
Hays PLC			13,160	9,962
Hito Communications Holdings, Inc.			1,700	12,578
McMillan Shakespeare Ltd.			1,300	14,442
Nisso Holdings Co. Ltd.			1,900	8,413
Pagegroup PLC			2,400	7,386
Pasona Group, Inc.			1,100	16,271
PeopleIN Ltd. (a)			17,000	8,946
SmartGroup Corp. Ltd.			2,700	14,248
SThree PLC			4,100	8,982
UT Group Co. Ltd.			800	14,789
Will Group, Inc.			1,500	10,362
				209,093

Semiconductors & Semiconductor Equipment - 4.1%
Aixtron SE			900	15,699
Melexis NV			240	19,132
Optorun Co. Ltd.			2,200	24,687
RS Technologies Co. Ltd.			1,200	29,990
Shibaura Mechatronics Corp.			400	35,247
SUSS MicroTec SE			500	17,957
Tazmo Co. Ltd.			1,700	28,016
UMS Integration Ltd.			11,525	12,435
Yamaichi Electronics Co. Ltd.			900	21,371
				204,534

Software - 1.7%
Cresco Ltd.			1,300	14,511
F-Secure Oyj			4,500	8,990
Fukui Computer Holdings, Inc.			500	11,281
Justsystems Corp.			1,000	32,387
TeamViewer SE (a)(b)			1,800	18,380
				85,549

Specialty Retail - 2.7%
AutoCanada, Inc. (a)			650	14,595
Card Factory PLC			10,900	15,017
Douglas AG (a)			700	10,135
Eagers Automotive Ltd.			1,100	21,316
Halfords Group PLC			6,300	12,137
Shaver Shop Group Ltd.			10,100	9,541
Shimamura Co. Ltd.			200	13,373
Super Retail Group Ltd.			1,900	20,440
United Arrows Ltd.			600	8,483
Vertu Motors PLC			12,040	9,797
				134,834

Technology Hardware, Storage & Peripherals - 0.2%
Mimaki Engineering CO Ltd.			1,000	11,920

Textiles, Apparel & Luxury Goods - 0.6%
Dr Martens PLC			12,830	17,143
Hugo Boss AG			290	13,828
				30,971

Trading Companies & Distributors - 1.6%
Kamei Corp.			1,100	21,464
Wajax Corp.			1,500	26,083
Yamazen Corp.			1,600	15,085
Yuasa Trading Co. Ltd.			500	17,107
				79,739
TOTAL COMMON STOCKS (Cost $3,876,124)				4,812,922

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%			Shares	Value
Diversified REITs - 0.5%
H&R Real Estate Investment Trust			3,100	25,059

Health Care REITs - 0.3%
Aedifica SA			180	13,364

Industrial REITs - 0.4%
Tritax Big Box REIT PLC			11,800	23,000

Retail REITs - 0.9%
Primaris Real Estate Investment Trust			2,100	23,132
SmartCentres Real Estate Investment Trust			1,220	23,450
				46,582
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $99,783)				108,005

RIGHTS - 0.0%(d)			Shares	Value
Machinery - 0.0%(d)
Rieter Holding AG, Expires 10/02/2025, Exercise Price $3.43 (a)			90	0(f)
TOTAL RIGHTS (Cost $6,945)				0(f)

SHORT-TERM INVESTMENTS
TIME DEPOSITS - 0.0%(d)			Par	Value
Citigroup, Inc., 2.92%, 10/01/2025 (e)		GBP	68	92
TOTAL TIME DEPOSITS (Cost $92)				92

TOTAL INVESTMENTS - 98.2% (Cost $3,982,944)				4,921,019
Other Assets in Excess of Liabilities - 1.8%				88,005
TOTAL NET ASSETS - 100.0%	0.0%		0.0%	$5,009,024
two				–
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.				–

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

GBP - British Pound
HKD - Hong Kong Dollar
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $193,926 or 3.9% of the Fund’s net assets.

(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of September 30, 2025, the value of these securities total $51,738 or 1.0% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(f)	Rounds to zero.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley International Small Cap Diversified Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$518,219	$4,294,703	$–	$4,812,922
Real Estate Investment Trusts - Common	71,641	36,364	–	108,005
Rights	–	0	–	0
Time Deposits	–	92	–	92
Total Investments	$589,860	$4,331,159	$–	$4,921,019

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

Japan	$1,842,607	36.8%
United Kingdom	598,108	11.9
Canada	424,094	8.5
Australia	376,271	7.5
Italy	322,982	6.4
France	214,753	4.3
Germany	187,355	3.7
Sweden	144,500	2.9
Switzerland	136,008	2.7
Spain	124,103	2.5
Norway	111,910	2.2
Austria	65,473	1.3
Ireland	58,632	1.2
Hong Kong	48,863	1.0
Israel	47,052	0.9
United States	43,323	0.9
Denmark	32,872	0.7
Belgium	32,495	0.6
Bermuda	27,871	0.6
Netherlands	24,960	0.5
Finland	21,447	0.4
Singapore	20,747	0.4
Luxembourg	9,447	0.2
Poland	5,052	0.1
Cash and Other	88,097	1.8
	$5,009,024	100.0%